Royce Select Fund I

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund I

Effective September 28, 2012, Royce Select Fund I, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund I is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Other	0.00% 0.14%
Total annual Fund operating expenses	1.14%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated October 1, 2001, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Principal Investment Strategy
Previously the Fund could invest up to 10% of its assets in foreign securities. The following is added to the section of the prospectus entitled “Principal Investment Strategy”:

“Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its net assets in foreign securities.”

Primary Risks for Fund Investors
The following disclosure relating to the risk of investing in foreign securities is added to the prospectus:

“Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency expose, the U.S. dollar value of a Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.”

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund I are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS1-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Select Fund I Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	none
Other	0.14%
Total annual Fund operating expenses	1.14%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Select Fund I Investment Class	116	362	628	1,386

Royce Select Fund II

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund II

Effective September 28, 2012, Royce Select Fund II, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund II is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.07% 0.11% 1.32% 0.01%
Total annual Fund operating expenses	2.76%
Fee waivers and/or expense reimbursements	(1.08)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.68%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$529	$1,145	$2,810

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund II are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS2-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Select Fund II Investment Class
Management fees	1.25%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.07%
Interest Expense	0.11%
Other	1.32%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	2.76%
Fee waivers and/or expense reimbursements	(1.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.68%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Select Fund II Investment Class	171	529	1,145	2,810

Royce Global Select Long/Short Fund

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Global Select Long/Short Fund

Effective September 28, 2012, Royce Global Select Long/Short Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Global Select Long/Short Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividend on securities sold short Interest expense Other	0.05% 0.11% 0.35%
Total annual Fund operating expenses	1.76%
Fee waivers and/or expense reimbursements	(0.11)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.65%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$519	$1,136	$2,802

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Global Select Long/Short Fund are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RGS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Global Select Long/Short Fund Investment Class
Management fees	1.25%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.05%
Interest Expense	0.11%
Other	0.35%
Total annual Fund operating expenses	1.76%
Fee waivers and/or expense reimbursements	(0.11%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.65%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Global Select Long/Short Fund Investment Class	168	519	1,136	2,802

Royce Enterprise Select Fund
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Enterprise Select Fund

Effective September 28, 2012, Royce Enterprise Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Enterprise Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other	0.00% 0.01% 3.23%
Total annual Fund operating expenses	4.24%
Fee waivers and/or expense reimbursements	(2.99)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated September 18, 2007, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$395	$1,321	$3,700

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Enterprise Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RSS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Enterprise Select Fund Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	none
Interest Expense	0.01%
Other	3.23%
Total annual Fund operating expenses	4.24%
Fee waivers and/or expense reimbursements	(2.99%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.25%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Enterprise Select Fund Investment Class	125	395	1,321	3,700

Royce Opportunity Select Fund

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Opportunity Select Fund

Effective September 28, 2012, Royce Opportunity Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Opportunity Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.08% 0.10% 1.63% 0.02%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(1.39)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.44%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated August 20, 2010, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$454	$1,088	$2,797

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Opportunity Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

ROS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Opportunity Select Fund Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.08%
Interest Expense	0.10%
Other	1.63%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(1.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.44%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Opportunity Select Fund Investment Class	147	454	1,088	2,797

Royce Select Fund I

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund I

Effective September 28, 2012, Royce Select Fund I, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund I is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Other	0.00% 0.14%
Total annual Fund operating expenses	1.14%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated October 1, 2001, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Principal Investment Strategy
Previously the Fund could invest up to 10% of its assets in foreign securities. The following is added to the section of the prospectus entitled “Principal Investment Strategy”:

“Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its net assets in foreign securities.”

Primary Risks for Fund Investors
The following disclosure relating to the risk of investing in foreign securities is added to the prospectus:

“Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency expose, the U.S. dollar value of a Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.”

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund I are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS1-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Select Fund I Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	none
Other	0.14%
Total annual Fund operating expenses	1.14%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Select Fund I Investment Class	116	362	628	1,386

Royce Select Fund II

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund II

Effective September 28, 2012, Royce Select Fund II, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund II is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.07% 0.11% 1.32% 0.01%
Total annual Fund operating expenses	2.76%
Fee waivers and/or expense reimbursements	(1.08)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.68%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$529	$1,145	$2,810

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund II are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS2-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Select Fund II Investment Class
Management fees	1.25%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.07%
Interest Expense	0.11%
Other	1.32%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	2.76%
Fee waivers and/or expense reimbursements	(1.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.68%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Select Fund II Investment Class	171	529	1,145	2,810

Royce Global Select Long/Short Fund

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Global Select Long/Short Fund

Effective September 28, 2012, Royce Global Select Long/Short Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Global Select Long/Short Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividend on securities sold short Interest expense Other	0.05% 0.11% 0.35%
Total annual Fund operating expenses	1.76%
Fee waivers and/or expense reimbursements	(0.11)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.65%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$519	$1,136	$2,802

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Global Select Long/Short Fund are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RGS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Global Select Long/Short Fund Investment Class
Management fees	1.25%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.05%
Interest Expense	0.11%
Other	0.35%
Total annual Fund operating expenses	1.76%
Fee waivers and/or expense reimbursements	(0.11%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.65%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Global Select Long/Short Fund Investment Class	168	519	1,136	2,802

Royce Enterprise Select Fund
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Enterprise Select Fund

Effective September 28, 2012, Royce Enterprise Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Enterprise Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other	0.00% 0.01% 3.23%
Total annual Fund operating expenses	4.24%
Fee waivers and/or expense reimbursements	(2.99)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated September 18, 2007, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$395	$1,321	$3,700

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Enterprise Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RSS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Enterprise Select Fund Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	none
Interest Expense	0.01%
Other	3.23%
Total annual Fund operating expenses	4.24%
Fee waivers and/or expense reimbursements	(2.99%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.25%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Enterprise Select Fund Investment Class	125	395	1,321	3,700

Royce Opportunity Select Fund

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Opportunity Select Fund

Effective September 28, 2012, Royce Opportunity Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Opportunity Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.08% 0.10% 1.63% 0.02%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(1.39)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.44%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated August 20, 2010, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$454	$1,088	$2,797

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Opportunity Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

ROS-SUPP-0912

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Opportunity Select Fund Investment Class
Management fees	1.00%
Distribution (12b-1) fees	none
Dividends on securities sold short	0.08%
Interest Expense	0.10%
Other	1.63%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(1.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.44%

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce Opportunity Select Fund Investment Class	147	454	1,088	2,797

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Royce Funds
Central Index Key	dei_EntityCentralIndexKey	0000709364
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 27, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Royce Select Fund I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund I

Effective September 28, 2012, Royce Select Fund I, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund I is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Other	0.00% 0.14%
Total annual Fund operating expenses	1.14%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated October 1, 2001, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Principal Investment Strategy
Previously the Fund could invest up to 10% of its assets in foreign securities. The following is added to the section of the prospectus entitled “Principal Investment Strategy”:

“Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its net assets in foreign securities.”

Primary Risks for Fund Investors
The following disclosure relating to the risk of investing in foreign securities is added to the prospectus:

“Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency expose, the U.S. dollar value of a Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.”

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund I are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS1-SUPP-0912

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Royce Select Fund I | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	none
Other	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Royce Select Fund II
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock

The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Select Fund II

Effective September 28, 2012, Royce Select Fund II, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Select Fund II is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.07% 0.11% 1.32% 0.01%
Total annual Fund operating expenses	2.76%
Fee waivers and/or expense reimbursements	(1.08)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.68%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$529	$1,145	$2,810

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Select Fund II are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RS2-SUPP-0912

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Royce Select Fund II | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	0.07%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.11%
Other	rr_OtherExpensesOverAssets	1.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,810
Royce Global Select Long/Short Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Global Select Long/Short Fund

Effective September 28, 2012, Royce Global Select Long/Short Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Global Select Long/Short Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses Dividend on securities sold short Interest expense Other	0.05% 0.11% 0.35%
Total annual Fund operating expenses	1.76%
Fee waivers and/or expense reimbursements	(0.11)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.65%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$519	$1,136	$2,802

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Global Select Long/Short Fund are added as follows:

- 1.25% of the first $2,000,000,000
- 1.20% of the next $2,000,000,000
- 1.15% of the next $2,000,000,000
- 1.10% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RGS-SUPP-0912

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Royce Global Select Long/Short Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.11%
Other	rr_OtherExpensesOverAssets	0.35%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	519
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,802
Royce Enterprise Select Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Enterprise Select Fund

Effective September 28, 2012, Royce Enterprise Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Enterprise Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other	0.00% 0.01% 3.23%
Total annual Fund operating expenses	4.24%
Fee waivers and/or expense reimbursements	(2.99)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated September 18, 2007, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$395	$1,321	$3,700

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Enterprise Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

RSS-SUPP-0912

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Royce Enterprise Select Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	none
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Other	rr_OtherExpensesOverAssets	3.23%
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.24%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,700
Royce Opportunity Select Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	TRF_SupplementTextBlock
The Royce Fund
Supplement to the Prospectus Dated May 1, 2012
Royce Opportunity Select Fund

Effective September 28, 2012, Royce Opportunity Select Fund, formerly a fund designed for “qualified investors”, is available to all U.S. investors.  The prospectus for the Fund dated May 1, 2012 is revised as set forth below:

Investment Goal
The reference, “a fund designed for qualified investors” is deleted from the section of the prospectus entitled “Investment Goal”.  This section is now as follows:

“The investment goal of Royce Opportunity Select Fund is long-term growth of capital.”

Fees and Expenses of the Fund
The annual fund operating expense table and expense example are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses Dividends on securities sold short Interest expense Other Acquired fund fees and expenses	0.08% 0.10% 1.63% 0.02%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(1.39)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.44%
For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated August 20, 2010, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business)relating to the Investment Class of the Fund.  Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$454	$1,088	$2,797

Investment Advisory Services Provided By Royce
The investment advisory fee rates for Royce Opportunity Select Fund are added as follows:

- 1.00% of the first $2,000,000,000
- 0.95% of the next $2,000,000,000
- 0.90% of the next $2,000,000,000
- 0.85% of any additional net assets

Performance Fee for Royce Select Funds
The above referenced section is hereby deleted.

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds
The above referenced section is hereby deleted.

Investing in Royce Select Funds – Who May Invest in these Funds
The above referenced section is hereby deleted.

September 27, 2012

ROS-SUPP-0912

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Royce Opportunity Select Fund | Investment Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	0.08%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.10%
Other	rr_OtherExpensesOverAssets	1.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.83%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,797